UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   June 30, 2004
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street, 5th Floor
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      08/13/2004
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           71
Total:
                                      --------------

Form 13F Information Table value     $   594,727
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 6/30/2004

--------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

ACME COMMUNICATIONS INCCMN       COMMON   004631107   10,907  1,580,685 SH
ACTIVCARD CORPCMN                COMMON   00506j107    1,254    173,218 SH
ACTUATE CORPORATIONCOMMON STOC   COMMON   00508b102   10,463  2,648,964 SH
ALDERWOODS GROUP INCCMN          COMMON   014383103    9,767    800,575 SH
ALDILA INCCMN                    COMMON   014384200    4,083    329,000 SH
ANALYTICAL SURVEYS INCCMN        COMMON   032683401      325    195,758 SH
ANGELICA CORP.CMN                COMMON   034663104    6,813    271,331 SH
BOSTON COMMUNICATIONS GROUPCMN   COMMON   100582105    4,620    450,730 SH
CAPTARIS INCCMN                  COMMON   14071n104    5,611    868,601 SH
CARRIZO OIL & GAS INCCMN         COMMON   144577103    3,867    378,794 SH
COMFORT SYSTEMS USA INCCOMMON    COMMON   199908104    4,483    701,500 SH
CONCORD CAMERA CORPCMN           COMMON   206156101    3,730  1,130,257 SH
CONRAD INDUSTRIES INCCMN         COMMON   208305102    1,187    492,328 SH
DATASTREAM SYSTEMS INCCMN        COMMON   238124101    9,297  1,434,792 SH
DYNAMEX INCCMN                   COMMON   26784f103    6,694    481,267 SH
EARTHLINK, INC.CMN               COMMON   270321102   12,279  1,186,341 SH
FLOW INTERNATIONAL CORPCMN       COMMON   343468104       98     27,310 SH
FREEMARKETS, INC.CMN             COMMON   356602102    7,878  1,208,349 SH
FUNDTECH LTDCMN                  COMMON   m47095100   16,594  2,084,673 SH
GENERAL CABLE CORPCMN            COMMON   369300108   23,825  2,786,594 SH
GERBER SCIENTIFIC INCCMN         COMMON   373730100    6,869    972,915 SH
GLOBAL POWER EQUIPMENT INCCMN    COMMON   37941p108   32,218  4,017,165 SH
HORNBECK OFFSHORE SERVICES INC   COMMON   440543106    4,850    371,100 SH
ICO INC DEP SHS REPSTG 1/4PFD    COMMON   449293307    1,498     89,290 SH
INPUT/OUTPUT INCCMN              COMMON   457652105    9,821  1,184,700 SH
INTERTAPE POLYMER GROUP INCCMN   COMMON   460919103    7,222    948,949 SH
INTERWOVEN INCCMN                COMMON   46114t508   11,831  1,171,433 SH
IPIX CORPCMN                     COMMON   44982l103      174     12,454 SH
KANA SOFTWARE, INC.CMN           COMMON   483600300    2,887  1,213,131 SH
KEY ENERGY SERVICES INCCMN       COMMON   492914106   12,994  1,376,436 SH
KEYNOTE SYSTEMS INCCMN           COMMON   493308100    9,443    686,775 SH
MAGNUM HUNTER RESOURCES INC.CM   COMMON   55972f203   13,779  1,327,471 SH
MDC PARTNERS INCCMN CLASS A SU   COMMON   002586694    8,693    725,000 SH
METALS USA INCORPORATEDCMN       COMMON   591324207    5,382    301,000 SH
MVC CAPITAL INC MUTUTAL FUND     COMMON   553829102   16,733  1,772,600 SH
NATCO GROUP INCCMN CLASS A       COMMON   63227w203    6,094    790,452 SH
NATIONAL PROCESSING INCCMN       COMMON   637229105    7,964    277,000 SH
NATIONAL RESEARCH CORPCMN        COMMON   637372103   10,304    601,711 SH
NUANCE COMMUNICATIONS INCCMN     COMMON   669967101    6,566  1,440,000 SH
NUTRACEUTICAL INTL CORPCMN       COMMON   67060y101    7,019    329,381 SH
OCCIDENTAL PETROLEUM CORPCMN     COMMON   674599105      242      5,000 SH
OHIO ART COCMN                   COMMON   677143109      132     14,500 SH
ON-ASSIGNMENT INCCMN             COMMON   682159108    9,454  1,602,404 SH
OPINION RESEARCH CORPCMN         COMMON   683755102    3,736    537,899 SH
ORTHODONTIC CTRS AMER INCCMN     COMMON   68750p103    9,864  1,204,447 SH
PACIFIC INTERNET LTDCMN          COMMON   y66183107    6,767    735,490 SH
PARAMETRIC TECHNOLOGY CORPCMN    COMMON   699173100   12,767  2,553,426 SH
PAYLESS SHOESOURCE INCCMN        COMMON   704379106   10,755    721,348 SH
PC-TEL INCCMN                    COMMON   69325q105   12,513  1,060,400 SH
PINNACLE SYSTEMS INCCMN          COMMON   723481107   11,046  1,544,881 SH
PIONEER COMPANIES INCCMN         COMMON   723643300   11,856  1,667,491 SH
PRG-SCHULTZ INTERNATIONAL INCC   COMMON   69357c107   17,545  3,207,528 SH
PRIDE INTERNATIONAL INCCMN       COMMON   74153q102    6,188    361,643 SH
PTEK HOLDINGS INCCMN             COMMON   69366m104    9,541    827,493 SH
QRS CORPCMN                      COMMON   74726x105    5,400    826,900 SH
QUANTUM CORPORATIONDLT & STORA   COMMON   747906204    6,488  2,093,015 SH
RADCOM LTDCMN                    COMMON   m81865103    2,710  1,935,540 SH
RANGE RESOURCES CORPORATIONCMN   COMMON   75281a109   27,350  1,873,262 SH
SERVICEMASTER COMPANYCMN         COMMON   81760n109    8,994    730,000 SH
SONICWALL INCCMN                 COMMON   835470105   11,150  1,296,500 SH
SPECTRALINK CORPCMN              COMMON   847580107   12,042    808,204 SH
SPECTRUM CONTROL INCCMN          COMMON   847615101    8,509  1,067,649 SH
STANDARD REGISTER COCMN          COMMON   853887107    5,911    496,700 SH
SUNTERRA CORPCMN                 COMMON   86787d208    7,921    628,680 SH
SUPERIOR ESSEX INCCMN            COMMON   86815v105    7,895    555,977 SH
TORTOISE ENERGY INFRASTRUCTURE   COMMON   89147l100    6,446    281,600 SH
USEC INCCMN                      COMMON   90333e108    9,908  1,129,754 SH
VALUEVISION MEDIA INCCMN CLASS   COMMON   92047k107    9,316    715,500 SH
WEBMETHODS INCCMN                COMMON   94768c108   12,603  1,470,616 SH
EMCORE CORPORATION5.00000000 0   CV       290846ac8    3,310  3,849,000 SH
INTERIM SERVICES INC CNVSUB 4    CV       45868paa8      251    250,000 SH


CANNELL CAPITAL LLC
Managed Assets as of
6/30/2004

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE
ACME COMMUNICATIONS INCCMN       SOLE              1,424,564   156,121
ACTIVCARD CORPCMN                SOLE                152,509    20,709
ACTUATE CORPORATIONCOMMON STOC   SOLE              2,369,764   279,200
ALDERWOODS GROUP INCCMN          SOLE                715,075    85,500
ALDILA INCCMN                    SOLE                285,716    43,284
ANALYTICAL SURVEYS INCCMN        SOLE                195,758         -
ANGELICA CORP.CMN                SOLE                241,631    29,700
BOSTON COMMUNICATIONS GROUPCMN   SOLE                398,331    52,399
CAPTARIS INCCMN                  SOLE                783,501    85,100
CARRIZO OIL & GAS INCCMN         SOLE                339,794    39,000
COMFORT SYSTEMS USA INCCOMMON    SOLE                617,900    83,600
CONCORD CAMERA CORPCMN           SOLE              1,000,017   130,240
CONRAD INDUSTRIES INCCMN         SOLE                426,846    65,482
DATASTREAM SYSTEMS INCCMN        SOLE              1,294,452   140,340
DYNAMEX INCCMN                   SOLE                421,312    59,955
EARTHLINK, INC.CMN               SOLE              1,049,441   136,900
FLOW INTERNATIONAL CORPCMN       SOLE                 27,310         -
FREEMARKETS, INC.CMN             SOLE              1,085,049   123,300
FUNDTECH LTDCMN                  SOLE              1,884,173   200,500
GENERAL CABLE CORPCMN            SOLE              2,496,994   289,600
GERBER SCIENTIFIC INCCMN         SOLE                865,573   107,342
GLOBAL POWER EQUIPMENT INCCMN    SOLE              3,636,665   380,500
HORNBECK OFFSHORE SERVICES INC   SOLE                327,500    43,600
ICO INC DEP SHS REPSTG 1/4PFD    SOLE                 86,790     2,500
INPUT/OUTPUT INCCMN              SOLE              1,057,300   127,400
INTERTAPE POLYMER GROUP INCCMN   SOLE                848,831   100,118
INTERWOVEN INCCMN                SOLE              1,043,383   128,050
IPIX CORPCMN                     SOLE                 10,654     1,800
KANA SOFTWARE, INC.CMN           SOLE              1,092,231   120,900
KEY ENERGY SERVICES INCCMN       SOLE              1,215,436   161,000
KEYNOTE SYSTEMS INCCMN           SOLE                609,075    77,700
MAGNUM HUNTER RESOURCES INC.CM   SOLE              1,182,671   144,800
MDC PARTNERS INCCMN CLASS A SU   SOLE                646,300    78,700
METALS USA INCORPORATEDCMN       SOLE                264,800    36,200
MVC CAPITAL INC MUTUAL FUND      SOLE              1,604,800   167,800
NATCO GROUP INCCMN CLASS A       SOLE                717,952    72,500
NATIONAL PROCESSING INCCMN       SOLE                247,600    29,400
NATIONAL RESEARCH CORPCMN        SOLE                559,051    42,660
NUANCE COMMUNICATIONS INCCMN     SOLE              1,267,900   172,100
NUTRACEUTICAL INTL CORPCMN       SOLE                289,381    40,000
OCCIDENTAL PETROLEUM CORPCMN     SOLE                  5,000         -
OHIO ART COCMN                   SOLE                 14,500         -
ON-ASSIGNMENT INCCMN             SOLE              1,432,104   170,300
OPINION RESEARCH CORPCMN         SOLE                447,017    90,882
ORTHODONTIC CTRS AMER INCCMN     SOLE              1,070,047   134,400
PACIFIC INTERNET LTDCMN          SOLE                653,790    81,700
PARAMETRIC TECHNOLOGY CORPCMN    SOLE              2,232,126   321,300
PAYLESS SHOESOURCE INCCMN        SOLE                640,648    80,700
PC-TEL INCCMN                    SOLE                949,740   110,660
PINNACLE SYSTEMS INCCMN          SOLE              1,373,981   170,900
PIONEER COMPANIES INCCMN         SOLE              1,516,691   150,800
PRG-SCHULTZ INTERNATIONAL INCC   SOLE              2,888,828   318,700
PRIDE INTERNATIONAL INCCMN       SOLE                318,561    43,082
PTEK HOLDINGS INCCMN             SOLE                729,693    97,800
QRS CORPCMN                      SOLE                748,100    78,800
QUANTUM CORPORATIONDLT & STORA   SOLE              1,884,815   208,200
RADCOM LTDCMN                    SOLE              1,728,740   206,800
RANGE RESOURCES CORPORATIONCMN   SOLE              1,607,973   265,289
SERVICEMASTER COMPANYCMN         SOLE                644,000    86,000
SONICWALL INCCMN                 SOLE              1,142,000   154,500
SPECTRALINK CORPCMN              SOLE                723,092    85,112
SPECTRUM CONTROL INCCMN          SOLE                936,330   131,319
STANDARD REGISTER COCMN          SOLE                446,400    50,300
SUNTERRA CORPCMN                 SOLE                558,480    70,200
SUPERIOR ESSEX INCCMN            SOLE                501,377    54,600
TORTOISE ENERGY INFRASTRUCTURE   SOLE                249,200    32,400
USEC INCCMN                      SOLE                998,654   131,100
VALUEVISION MEDIA INCCMN CLASS   SOLE                628,484    87,016
WEBMETHODS INCCMN                SOLE              1,317,713   152,903
EMCORE CORPORATION5.00000000 0   SOLE              3,487,000   362,000
INTERIM SERVICES INC CNVSUB 4    SOLE                250,000         -